Classification of Expenses By Nature	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Classification of Expenses By Nature	Classification of Expenses by Nature
Details of classification of expenses by nature for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(In millions of Korean won)
Advertising expenses	₩ 35,948	₩ 30,084	₩ 14,948
Fees and commissions	215,613	230,412	249,210
Lease expenses	1,125	920	1,496
Outsourcing expenses	12,997	9,500	7,875
Salaries	35,532	32,340	26,935
Expenses related to defined contribution plans	2,090	2,030	1,807
Employee benefits	3,390	3,329	3,026
Depreciation	4,570	3,783	2,748
Amortization	1,748	1,137	905
Other expenses	3,361	2,944	3,214
Total	₩ 316,374	₩ 316,479	₩ 312,164

Total expenses consist of cost of sales, selling, general and administrative expenses and research and development.